INCOME TAXES - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 68,195	$ 39,679
Loss carryforward	28,599	9,933
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	35,337	37,206
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	15,602	15,841
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,239	14,827
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	5,387	4,656
Non deductible interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,953	857
Non Deductible Financial Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,585	0
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	708	119
Billing in advanced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	514	304
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	52
Net deferred tax liabilities		(191)
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	44	416
Withholding dividends received
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(2,659)	0
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(9,736)	(8,894)
Property, equipment, intangibles and leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(25,636)	(40,502)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 7,206	$ 5,107